Trade Receivables - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
No Major Customer [Member]
Disclosure of Trade And Other Receivables [Line Items]
Percentage of revenue	5.00%	5.00%